Condensed Interim Consolidated Statements of Loss and Comprehensive (Loss) Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Profit or loss [abstract]
Revenue from digital currency mining	$ 20,765	$ 22,514	$ 50,401	$ 45,858
High performance computing hosting	1,883	253	4,488	474
Total revenue	22,648	22,767	54,889	46,332
Operating and maintenance costs	(21,482)	(18,096)	(42,283)	(33,622)
Depreciation	(16,138)	(16,567)	(29,953)	(33,050)
Gross profit	(14,972)	(11,896)	(17,347)	(20,340)
Revaluation of digital currencies	0	(422)	0	(422)
Loss on sale of digital currencies	(166)	(2,254)	(1,406)	(2,829)
Expenses
General and administrative	(3,381)	(3,563)	(6,824)	(6,330)
Foreign exchange (loss) gain	(540)	(354)	(211)	1,091
Share-based compensation	(2,234)	(4,044)	(2,723)	(6,017)
Expenses Total	(6,155)	(7,961)	(9,758)	(11,256)
Unrealized gain (loss) on investments	8,383	34	16,115	(631)
Change in fair value of derivative liability	21	417	88	274
Provision on sales tax receivables	966	0	966	0
Gain (loss) on sale of equipment	5,190	26	9,509	(241)
Other income (expenses)	131	(11)	257	(122)
Finance expense	(743)	(876)	(1,503)	(1,814)
Net loss before tax for the period	(7,345)	(22,943)	(3,079)	(37,381)
Tax expense	(318)	(1,605)	(1,326)	(3,419)
Net loss for the period	(7,663)	(24,548)	(4,405)	(40,800)
Other comprehensive (loss) income to be reclassified to profit or loss in subsequent periods:
Revaluation of digital currencies	4,812	(4,310)	(15,890)	58
Translation adjustment	2,934	(437)	1,487	398
Net loss and comprehensive (loss) income for the period	$ 83	$ (29,295)	$ (18,808)	$ (40,344)
Basic loss per share	$ (0.06)	$ (0.29)	$ (0.04)	$ (0.48)
Diluted loss per share	$ (0.06)	$ (0.29)	$ (0.04)	$ (0.48)
Weighted average number of common shares outstanding
Basic	118,593,637	85,052,418	114,664,155	84,614,638
Diluted	118,593,637	85,052,418	114,664,155	84,614,638